Exhibit 99.6 Schedule 2

Marketing ID	Loan Number	Alt Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
906	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MD	ATR/QM: CDFI Lender Exempt	Loan Review Complete	12/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 35% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35% is less than Guideline CLTV of 90%

																					Qualifying DTI below max allowed. - Calculated DTI of 26.97% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MD	ATR/QM: CDFI Lender Exempt	Loan Review Complete	12/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 35% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35% is less than Guideline CLTV of 90%

																					Qualifying DTI below max allowed. - Calculated DTI of 26.97% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	MD	ATR/QM: CDFI Lender Exempt	Loan Review Complete	12/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 740

Original LTV is Below the Guideline Maximum - Calculated LTV of 35% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35% is less than Guideline CLTV of 90%

																					Qualifying DTI below max allowed. - Calculated DTI of 26.97% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
905	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	IN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			HPML compliant; Cleared	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
905	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	IN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			HPML compliant; Cleared	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
905	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	IN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			HPML compliant; Cleared	12/16/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
925	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date XX/XX/XXXX or provide confirmation the lender has no affiliates.	Document Uploaded.	12/26/2025	Required Affiliated Business Disclosure Documentation Provided	12/31/2025	Borrower has stable job time - Borrower has 11.71 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.59% is less than Guideline DTI of 50%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
925	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Document Uploaded. ; Document Uploaded.	12/30/2025	Evidence of appraisal delivery provided.; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Document provided shows the ROV document was provided to the borrower but does not indicate if the appraisal was attached with the ROV	12/31/2025	Borrower has stable job time - Borrower has 11.71 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.59% is less than Guideline DTI of 50%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
925	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $50.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $50.00 is due to increase from $250.00 on the LE dated 10/14/2025 to $300.00 on the final CD dated XX/XX/XXXX for the TX Attorney Document Review. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	12/26/2025	lender confirmed $50 lender credit was for tolerance violation	12/26/2025	Borrower has stable job time - Borrower has 11.71 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.59% is less than Guideline DTI of 50%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
926	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	01/07/2026	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien $XXXX Provide updated Title reflecting coverage amount of $XXXX	Document Uploaded.	01/09/2026	Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien $XXXX	01/11/2026	Qualifying DTI below max allowed. - Calculated DTI of 18.79% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.5 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
926	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	01/07/2026	Resolved	FCRE2008	Credit	Rent Loss Coverage Not Sufficient	The Loss Rent Coverage is Sufficient field on the Rent Loss Coverage Details card, found on the Property Insurance page is selected as No, indicating the loss rent coverage does not meet guideline requirements. Please check for accuracy and make appropriate corrections. Provide updated insurance policy reflection sufficient loss rent coverage, currently showing coverage amount of $22,500, required amount should be based on PITIA of $4150.50X6= $24,903.	Borrower has three months reserves. Should be ok as is per UW.	01/09/2026	Loss Rent Coverage is Sufficient	01/11/2026	Qualifying DTI below max allowed. - Calculated DTI of 18.79% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.5 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
909	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/08/2026	Resolved	FCRE5770	Credit	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing. Borrower 1 Credit Report is Missing.	Document Uploaded.	01/26/2026	Borrower 1 Credit Report is not missing.; CR dated 11/26/25 and re-issued 12/18/25 provided	01/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 19.23% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 65%

																					Borrower has stable job time - Borrower has 3.29 years on job.	D	A	A	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
909	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/08/2026	Resolved	FCRE5771	Credit	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing. Borrower 2 Credit Report is Missing.	Document Uploaded.	01/26/2026	Borrower 2 Credit Report is not missing.	01/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 19.23% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 65%

																					Borrower has stable job time - Borrower has 3.29 years on job.	D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
909	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/08/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. ; Document Uploaded.	01/26/2026	Third party valuation product provided within tolerance.; Client provided TPV and appraisal. ; Duplicate Appraisal provided. However, UCDP Score is 2.6 and a Third Party Valuation to verify value utilized has not been provided. Please provide a secondary Third Party Valuation.	01/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 19.23% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 65%

																					Borrower has stable job time - Borrower has 3.29 years on job.	D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
909	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/08/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $205.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Cure of $205.00 required for addition of CDA fee without valid COC. Cure requires PCCD, LOE, copy of refund check, and proof of mailing or valid COC.	Document Uploaded.	01/26/2026	Valid COC with applicable LE provided; exception resolved; Valid COC with applicable LE provided; exception resolved	01/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 19.23% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 65%

																					Borrower has stable job time - Borrower has 3.29 years on job.	D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Title report, issued on XX/XX/XXXX, reflects the title is vested in XX and XX, husband and wife. The final 1003 in file reflects the borrower is unmarried. XX did not sign the legal documents and there was no deed in file removing her name from title.	Document Uploaded.	03/12/2026	Property Title Issue Resolved; Evidence provided.	03/13/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The file contains a letter from a tax preparer referencing the documents used for the P&L statement; however, there was no mention of the borrower’s name nor the borrower’s percentage of ownership in the business; the P&L was not signed by the tax preparer. Further, the guidelines for the P&L calculation state that a minimum expense ratio of 10% is to be used. The file did not contain the lender’s calculation but based on the income stated on the loan application, there was no expense ratio applied.	Income and Employment Meet Guidelines	03/12/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FCRE1342	Credit	Borrower 1 Business Bank Statements Missing	Borrower 1 Business Bank Statements Missing The loan was approved as having a doc type of 12 months Profit & Loss statement with 2 months bank statements. The file does not contain any bank statements. Income is subject to recalculation as the monthly gross revenue on the P&L must be supported by the bank statements.	Document Uploaded.	03/11/2026	Borrower 1 Business Bank Statements Provided; Updated Lock provided.	03/12/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FCRE0376	Credit	Tradelines do not meet Guideline Requirements	The lender’s minimum tradeline requirements have not been met per guidelines. The final loan application reflects that the borrower pays alimony of $2,816.67 per month, and child support of $1,191.67 per month. File is missing a divorce decree or other documentation to verify the monthly amounts owed.	Document Uploaded.	03/10/2026	Tradelines meet Guideline Requirements; Divorce decree provided.	03/11/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Neither the 1008 nor the Loan Approval were provided.	Document Uploaded.	03/10/2026	Approval/Underwriting Summary is fully present; Loan approval	03/11/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	02/24/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
907	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	02/23/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	02/24/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 760

																					Borrower has stable job time - Borrower has 8.16 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
910	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/03/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Appraisal delivery is not evident in the file. Please provide proof of delivery and receipt at least 3 business days prior to consummation.	Document Uploaded.	03/09/2026	Appraisal receipt provided	03/10/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.97% is less than Guideline DTI of 50%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
910	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/03/2026	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The fraud report reflects numerous high alerts that were not addressed by the lender, specifically a high alert for the borrower having an additional loan application for the same property with this same institution in the past 120 days and for the subject loan showing a significantly higher income.	Document Uploaded.	03/09/2026	All Fraud Report Alerts have been cleared or None Exist; Fraud updated with score of 927.	03/10/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.97% is less than Guideline DTI of 50%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
910	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/04/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.97% is less than Guideline DTI of 50%	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/04/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/05/2026	Borrower has stable job time - Borrower has 12.34 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.94% is less than Guideline LTV of 75%

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.94% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/04/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/05/2026	Borrower has stable job time - Borrower has 12.34 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.94% is less than Guideline LTV of 75%

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.94% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/05/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/05/2026	Borrower has stable job time - Borrower has 12.34 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.94% is less than Guideline LTV of 75%

																					Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.94% is less than Guideline CLTV of 75%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
893	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/09/2026	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Per B1 Final 1003, Investment REO's for the following properties require verification of the qualifying PITI used for the DTI analysis and evidence the existing mortgage(s) have been paid in full/satisfied; it appears these are NQM Refinances and (1) Purchase for the following properties: "XXXX; "XXXX"; "XXXX"; "XXXX"; "XXXX"; "XXXX". AND the loan file includes 3 settlement statements and a promissory Note for 3 properties purchased by the subject borrowing business entity XX, with promissory Note signed by members B1 XXXX and B3 XXXX, as individuals for the business for a personal obligation; disposition of these 3 properties is required: "XXXX"; "XXXX"; and "XXXX".	Document Uploaded.	03/13/2026	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Evidence provided to exclude any REO owned by business	03/16/2026	Borrower has stable job time - Borrower has 4.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

																					Qualifying DTI below max allowed. - Calculated DTI of 39.93% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
893	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/09/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/11/2026	Borrower has stable job time - Borrower has 4.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

																					Qualifying DTI below max allowed. - Calculated DTI of 39.93% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
893	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/10/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/11/2026	Borrower has stable job time - Borrower has 4.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

																					Qualifying DTI below max allowed. - Calculated DTI of 39.93% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2026	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($956.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,362.50). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1406.25; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or CD that matches 02/16/2026 COC. The lender credit tolerance violation in the amount of $1406.25 is due to decrease in Lender Credit from $2362.50 to $956.25. There is a COC from 02/16/2026 on p146 for the lender credit, but there is no corresponding CD to apply. Please provide missing CD or provide PCCD with refund.	Document Uploaded. ; Document Uploaded.	03/12/2026	Received revised CD XX/XX/XXXX and valid COC - exception resolved; Received revised CD XX/XX/XXXX and valid COC - exception resolved; COC provided shows a change date of 2/16 but the change wasn't disclosed until 2/25, which is not within 3 business days of the COC	03/14/2026	Borrower has stable job time - Borrower has 31.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 670 is greater than Guideline minimum FICO of 640

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.15% is less than Guideline CLTV of 70%

Qualifying DTI below max allowed. - Calculated DTI of 30.76% is less than Guideline DTI of 50%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of 55.15% is less than Guideline LTV of 70%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/09/2026	Borrower has stable job time - Borrower has 31.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 670 is greater than Guideline minimum FICO of 640

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.15% is less than Guideline CLTV of 70%

Qualifying DTI below max allowed. - Calculated DTI of 30.76% is less than Guideline DTI of 50%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of 55.15% is less than Guideline LTV of 70%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/09/2026	Borrower has stable job time - Borrower has 31.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 670 is greater than Guideline minimum FICO of 640

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.15% is less than Guideline CLTV of 70%

Qualifying DTI below max allowed. - Calculated DTI of 30.76% is less than Guideline DTI of 50%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of 55.15% is less than Guideline LTV of 70%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/05/2026	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Approval/Underwriting Summary (1008) is missing	Document Uploaded.	03/17/2026	Approval/Underwriting Summary is fully present; 1008 provided	03/18/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.95% is less than Guideline DTI of 50%

																					Borrower has stable job time - Borrower has 16.75 years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/05/2026	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	Non-borrowing owner of the business "XXXX", a licensed Tax Preparer or CPA for the company must provide a signed and dated letter acknowledging the transaction and confirming the borrower's access to the business account for income related purposes is required	Document Uploaded.	03/17/2026	Explanation provided.	03/18/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.95% is less than Guideline DTI of 50%

																					Borrower has stable job time - Borrower has 16.75 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/05/2026	Resolved	FCOM1252	Compliance	TRID: Missing Loan Estimate	Documentation required to clear exception- The Initial Loan Estimate is missing from the loan file. There aren't any LEs in the loan file. The violation can be cured by providing the initial LE within 3 days of application date of XX/XX/XXXX. Additional testing will be completed once the initial LE is provided.	Document Uploaded.	03/10/2026	LEs provided; exception resolved	03/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.95% is less than Guideline DTI of 50%

																					Borrower has stable job time - Borrower has 16.75 years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/06/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required- First e-signed document in the file is dated XX/XX/XXXX; however, missing proof of e-consent dated XX/XX/XXXX or before.	Document Uploaded.	03/09/2026	Evidence of eConsent is provided.	03/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.95% is less than Guideline DTI of 50%

																					Borrower has stable job time - Borrower has 16.75 years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/05/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.95% is less than Guideline DTI of 50%

																					Borrower has stable job time - Borrower has 16.75 years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/10/2026	Resolved	FCRE1295	Credit	Income 4 Months Income Verified is Missing	Income 4 Months Income Verified is Missing The lender is using rental income from 6 additional properties listed on the borrower's final loan application. The file does contain evidence of rental income via a lease or the Operating Income Statement from a recent appraisal. However, the loan application shows the borrower recently refinanced these properties with NQM. There was no verification of the payment used by lender for the following 6 properties: XXXX	Document Uploaded. ; Document Uploaded. ; Document Uploaded.	03/16/2026	REO evidence provided. Resolved, ; Condition remains - the loan application shows the borrower recently refinanced these properties with NQM. There was no verification of the payment used by lender for the following 6 properties: XXXX	03/17/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.16 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/09/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	03/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.16 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/10/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.16 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
892	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/09/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/10/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.78% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 4.16 years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
892	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/10/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/10/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.78% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 4.16 years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
892	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/10/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/10/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.78% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 4.16 years on job.

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/11/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	03/25/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 3.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
927	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/12/2026	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA 130b Cure Required. Refund in the amount of $1,647.60, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation is due to the increase of the Recording Fee from $284.00 on the initial LE dated XX/XX/XXXX, to $1,960.00 on the final CD dated 3/6/2026. COC in file dated 2/27/2026 does not itemize any recording fees or detail a valid reason why the fee increased (interest rate lock). Please provide a valid COC for the fee increase or cure package. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,960.00) exceed the comparable charges ($284.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	03/25/2026	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B	03/25/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 3.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
927	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/12/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/12/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 3.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
927	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/12/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/12/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has 3.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
911	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/12/2026	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender used rental income for investment property at XXXX. Per guidelines, dated XX/XX/XXXX, rental income used without tax returns require evidence the rental amount is at market rate, which can be documented via a 1007 or through an online source. This evidence was missing from file.	Document Uploaded. ; Document Uploaded.	03/17/2026	Income and Employment Meet Guidelines; Correct evidence provided; Client provided Zillow evidence for XXXX however condition is for XXXX. Countered.	03/18/2026	Borrower has stable job time - Borrower has 22.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/12/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	03/16/2026	Required Affiliated Business Disclosure Documentation Provided	03/17/2026	Borrower has stable job time - Borrower has 22.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/12/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/12/2026	Borrower has stable job time - Borrower has 22.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
913	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/17/2026	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($XXXX) is insufficient, not meeting the required coverage amount of ($XXXX). Guidelines, dated 02/13/2026, require hazard insurance to cover the unpaid principal balance of the mortgage or have 100% replacement cost coverage. The State of Florida enacted a statute effective 5/2021 that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount $XXXX, coverage $XXXX. Hazard does not cover amount of cost new on appraisal either.	Document Uploaded.	03/19/2026	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount; Client provided evidence that shows Replacement Cost with Limit or Insurance of $1M	03/20/2026	Borrower has stable job time - Borrower has 4.82 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
913	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/17/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	03/17/2026	Borrower has stable job time - Borrower has 4.82 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
913	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/17/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	03/17/2026	Borrower has stable job time - Borrower has 4.82 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

																					Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
902	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM1207	Compliance	The Note is Not Executed	The Note is Not Executed Missing executed Note, as required by guidelines, dated XX/XX/XXXX	Document Uploaded.	03/20/2026	The Note is Executed; Executed Note provided.	03/25/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 760

																					Qualifying DTI below max allowed. - Calculated DTI of 36.19% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
902	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/15/2026	Resolved	FCOM1544	Compliance	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Documentation required to clear exception: Final CD is missing from the file.	Document Uploaded.	03/20/2026	TRID: Final Closing Disclosure Provided	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 760

																					Qualifying DTI below max allowed. - Calculated DTI of 36.19% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
902	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/16/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	Document Uploaded.	03/20/2026	E consent provided, exception resolved; Evidence of eConsent is provided.	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 760

																					Qualifying DTI below max allowed. - Calculated DTI of 36.19% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
902	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/15/2026	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing Missing final 1003 for B1 and B2, as required by guidelines, dated 02/13/2026.	Document Uploaded.	03/20/2026	The Final 1003 is Present; 1003 provided	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 760

																					Qualifying DTI below max allowed. - Calculated DTI of 36.19% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
902	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed Missing executed Deed of Trust, as required by guidelines, dated 02/13/2026.	Document Uploaded.	03/20/2026	The Deed of Trust is Executed; Executed DOT provided	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 760

																					Qualifying DTI below max allowed. - Calculated DTI of 36.19% is less than Guideline DTI of 50%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
902	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/18/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 760

																					Qualifying DTI below max allowed. - Calculated DTI of 36.19% is less than Guideline DTI of 50%	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/15/2026	Resolved	FCOM1207	Compliance	The Note is Not Executed	The Note is Not Executed	Document Uploaded.	03/20/2026	The Note is Executed; Note provided	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 28.2% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 20.1 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/15/2026	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed	Document Uploaded.	03/20/2026	The Deed of Trust is Executed	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 28.2% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 20.1 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/17/2026	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing	Document Uploaded.	03/20/2026	The Final 1003 is Present; Final provided	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 28.2% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 20.1 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/18/2026	Qualifying DTI below max allowed. - Calculated DTI of 28.2% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 20.1 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
928	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	03/24/2026	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B; TILA 130 Cure Required. Refund in the amount of $4.00; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $4.00 is due to increase from $177.00 to $181.00 for the Verification Of Employment Fee.	03/25/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.72% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.72% is less than Guideline LTV of 80%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
928	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Need VVOE within 10days of note date	Document Uploaded.	03/23/2026	Borrower 1 3rd Party VOE Prior to Close Was Provided; VVOE dated 03-02-2026 provided.	03/24/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.72% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.72% is less than Guideline LTV of 80%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
928	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/20/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.72% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.72% is less than Guideline LTV of 80%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
898	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	OH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Provide e-signature dated on or beforeXX/XX/XXXX	Document Uploaded.	03/23/2026	E consent provided, exception resolved; Evidence of eConsent is provided.	03/23/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

																					Qualifying DTI below max allowed. - Calculated DTI of 28.01% is less than Guideline DTI of 50%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
898	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	OH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

																					Qualifying DTI below max allowed. - Calculated DTI of 28.01% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
898	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	OH	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740

																					Qualifying DTI below max allowed. - Calculated DTI of 28.01% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
897	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Document Uploaded.	03/23/2026	E consent provided, exception resolved; Evidence of eConsent is provided.	03/23/2026		B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
897	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			HPML compliant	03/20/2026		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
897	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	03/20/2026		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 5.64% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 5.64% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 5.64% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
914	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required. HPML with established escrows and appraisal requirements met. Exception downgraded to a A.			HPML compliant	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 19.61% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 30.45 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
914	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 19.61% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 30.45 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
914	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	03/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 19.61% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 30.45 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required- First e-signed document in the file is dated XX/XX/XXXX; however, file is missing proof of e-consent dated XX/XX/XXXX or before.	Document Uploaded.	03/23/2026	E consent provided, exception resolved; Evidence of eConsent is provided.	03/23/2026	Borrower has stable job time - Borrower has 16.11 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 660	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/20/2026	Borrower has stable job time - Borrower has 16.11 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 660	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/20/2026	Borrower has stable job time - Borrower has 16.11 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

																					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 660	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/19/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.32% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 9.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/20/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.32% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 9.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM: Exempt	Loan Review Complete	03/20/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.32% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					Borrower has stable job time - Borrower has 9.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
903	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required- First e-signed document in the file is dated XX/XX/XXXX; however, the file is missing proof of e-consent dated XX/XX/XXXX or before.	Document Uploaded.	04/01/2026	Evidence of eConsent is provided.	04/02/2026	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 740	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
903	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	03/30/2026	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 740	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
903	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/30/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	03/30/2026	Borrower has stable job time - Borrower has 2.95 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 740	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	ID	ATR/QM Exempt	Loan Review Complete	01/23/2026	Resolved	92300199707-01	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
890	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NC	ATR/QM Exempt	Loan Review Complete	03/04/2026	Resolved	92010202006-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
929	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	ATR/QM Exempt	Loan Review Complete	03/12/2026	Resolved	92400204828-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
912	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM Exempt	Loan Review Complete	03/12/2026	Resolved	92300204769-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
882	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM Exempt	Loan Review Complete	03/12/2026	Resolved	90100199479-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
888	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM Exempt	Loan Review Complete	03/13/2026	Resolved	11500713624	Credit	Title Insurance Missing or Defective	Title Commitment is missing lender's name with mortgagee clause. Please provide updated title policy with ISAOA/ATIMA verbiage	20260323: The mortgagee reflected on title is correct. See policy under loss payee clause. Here ie outlines what mortgagee name should be reflected for NY properties.	3/23/2026	20260323: TITLE Received	03/23/2026		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
895	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	MS	ATR/QM Exempt	Loan Review Complete	03/13/2026	Resolved	92010203397-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
900	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	CO	ATR/QM Exempt	Loan Review Complete	03/16/2026	Resolved	92010203951-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
930	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	03/17/2026	Resolved	11526208462	Credit	Title Insurance Missing or Defective	The provided preliminary title report is missing the mortgagee clause following the lender’s name. Please provide an updated title supplement that includes the mortgagee clause after the lender’s name	20260319: Title uploaded	3/19/2026	20260319: Received Title	03/19/2026		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
924	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	VA	ATR/QM Exempt	Loan Review Complete	03/18/2026	Resolved	92300205191-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
896	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	IN	ATR/QM Exempt	Loan Review Complete	03/18/2026	Resolved	92010203603-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
889	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM Exempt	Loan Review Complete	03/18/2026	Acknowledged	11542601365	Credit	DSCR Minimum Not Met	1.06 DSCR < 1.25 minimum DSCR required for first time investors. Borrower does not appear to have a history of operating income producing properties.	20260327: Exception Waiver	3/27/2026	20260327: Exception Waiver received	03/27/2026	FICO 20+ point greater than program requirements, VOR/VOM 0x30x24	C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
894	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM Exempt	Loan Review Complete	03/19/2026	Resolved	92010202997-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
899	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	GA	ATR/QM Exempt	Loan Review Complete	03/27/2026	Resolved	11613688046	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX to XXXX	20260330: Uploaded Deed	3/30/2026	20260330: Received Deed	03/30/2026		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
904	XXXX			XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	04/01/2026	Resolved	92010204911-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A